Derivative Liabilities	12 Months Ended
Dec. 31, 2024
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

NOTE 10 — DERIVATIVE LIABILITIES

Additional Warrants

On November 28, 2022, the Company issued additional warrants (the “Additional Warrants”), following certain adjustments pursuant to the terms of the warrants issued as part of the Company’s Initial Public Offering (the “IPO Warrants”), to purchase up to 31,039 Ordinary Shares to certain qualified buyers, as defined in the IPO Warrants. The term of each Additional Warrant is five years from the issuance date. Each Additional Warrant holder receives semi-annual payments equal to approximately 2.3% of the Company’s gross revenues, calculated for the first and second six-month fiscal periods, shared pro rata among qualified holders (“Revenue Sharing Payment”). The Revenue Sharing Payment related to 2024 ,2023 and 2022 was $312 thousand, $269 thousand and $40 thousand, respectively.

The value of the Additional Warrants was calculated based on the binomial option pricing model.

Additionally, the revenue forecast over the life of the Additional Warrants is a significant input in determining the price of the Additional Warrants.

Series A Warrants

As part of the Private Placement, which closed on January 29, 2024, the Company issued Series A Warrants to purchase up to an aggregate of 260,045 Ordinary Shares at an exercise price of $34.97 (subject to certain anti-dilution and share combination event protections) as of the issuance date. Following the effectiveness of the Resale Registration Statement, on March 11, 2024, the Series A Warrants were exercisable into an aggregate of 1,028,720 Ordinary Shares at an exercise price of $8.84 (subject to certain anti-dilution and share combination event protections). The Series A Warrants were immediately exercisable and will expire within sixty-six (66) months from the date of issuance. According to terms of the Series A Warrants, if at any time on or after its issuance date there occurs any share split, reverse share split, share dividend, share combination recapitalization or other similar transaction involving the Ordinary Shares an event of a (a “Share Combination Event”) and the lowest share price during the five consecutive trading days commencing on the trading day immediately following the date on which the Share Combination Event is effected (the “Event Market Price”), is less than the then effective exercise price per Ordinary Share , then the Exercise Price will be reduced to the Event Market Price and the number of Series A Warrant shares issuable will be increased such that the aggregate exercise price thereunder, after taking into account the decrease in the exercise price, will be equal to the aggregate exercise price on the issuance date.

For the effect of a 1-for-13 reverse share split of the Ordinary Shares and on the adjustment related to the Share Combination Event, see note 13.

In addition, according to the terms of the Series A Warrant, if at any time on or after its issuance date,, the Company issues or sells, is deemed to have issued or sold, any Ordinary Shares for a consideration per share (the “New Issuance Price”) less than a price (the “Applicable Price”) equal to the exercise price in effect immediately prior to such issue or sale or deemed issuance or sale (the foregoing a “Dilutive Issuance”), then immediately after and subject to the consummation of such Dilutive Issuance, the exercise price then in effect shall be reduced to an amount equal to the New Issuance Price. For the effect on the adjustment related to a Dilutive Issuance, see note 18.

The Company determined that the Series A Warrants preclude equity classification due to the anti-dilutive protection feature. As such, the Series A Warrants were classified as a derivative liability.

The following table presents changes in the fair value of the derivative Series A Warrants and the Additional Warrants liability during the period :

	Series A Warrants	Additional Warrants	Total
	U.S. dollars in thousands
Balance as of December 31 ,2022	-	2,216	2,216
Change in fair value	-	(841)	(841)
Balance as of December 31, 2023	-	1,375	1,375
Issuance on January 29, 2024	4,301	-	4,301
Exercise of warrants	(63)	-	(63)
Change in fair value	968	(361)	607
Balance as of December 31, 2024	5,206	1,014	6,220

The following table lists the significant unobservable inputs used for calculation of fair value of the Additional Warrants:

	December 31, 2024	December 31, 2023
Expected volatility	133.54%	101.39%
Exercise price	$183.82	183.82
Share price	$2.57	39.65
Risk-free interest rate	4.27%	3.93%
Dividend yield	-	-
Expected life	2.91	3.91
Weighted average cost of capital (WACC)	21.9%	20.4%

The following table lists the significant unobservable inputs used for calculation of fair value of Series A Warrants:

	December 31, 2024	January 29, 2024
Expected volatility	114.9%	106.9%
Exercise price	$2.7008	34.97
Share price	$2.57	42.12
Risk-free interest rate	4.4%	3.98%
Dividend yield	-	-
Expected life	4.58	5.5